COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 7:-	COMMITMENTS AND CONTINGENCIES

a.	Lease commitments:

The Company's subsidiaries entered into various non-cancelable operating lease agreements for certain of their offices and facilities, expiring between 2018 and 2023. Minimum lease commitments under non-cancelable operating lease agreements as of December 31, 2017, are as follows:

Lease
Year ending December 31,	commitments

2018	$1,391
2019	621
2020	141
2021	134
2022 and thereafter	279

$2,566

Rent expenses during the years ended December 31, 2017, 2016 and 2015 were $ 2,599, $ 2,568 and $ 2,548, respectively.

Some of the Group's lease agreements do not include renewal options.

b.	Commitments with respect to space segment services:

The Company provides its customers with space segment capacity services, which are purchased from third parties. Future minimum payments due for space segment services to be rendered subsequent to December 31, 2017, are as follows:

Year ending December 31,

2018	$7,409
2019	3,942
2020	4,515
2021	332
2022	304

$16,502

Space segment services expenses during the years ended December 31, 2017, 2016 and 2015 were $ 11,184, $ 10,278 and $ 8,333, respectively.

c.
In 2017 and 2016, the Company's primary material purchase commitments were with inventory suppliers. The Company's material inventory purchase commitments are based on purchase orders, or on outstanding agreements with some of the Company's suppliers of inventory. As of December 31, 2017 and 2016, the Company's major outstanding inventory purchase commitments amounted to $ 19,183 and $ 13,494, respectively, all of which were orders placed or commitments made in the ordinary course of its business. As of December 31, 2017 and 2016, $ 6,408 and $ 5,530, respectively, of these orders and commitments, were from suppliers which can be considered sole or limited in number.

d.	Royalty commitments:

1.
The Company is committed to pay royalties to the Israel Innovation Authority ("IIA"), formerly known as the Office of the Chief Scientist of the Ministry of Economy of the Government of Israel on proceeds from sales of products resulting from the research and development projects in which the IIA participated with royalty bearing grants. In the event that development of a specific product in which the IIA participated is successful, the Company will be obligated to repay the grants through royalty payments at the rate of 3% to 5% based on the sales of the Company, up to 100% of the grants received linked to the dollar. Grants are subject to interest at a rate equal to the 12 month LIBOR rate. The obligation to pay these royalties is contingent upon actual sales of the products and, in the absence of such sales, no payment is required.

As of December 31, 2017 and 2016, the Company had a contingent liability to pay royalties in the amount of approximately $ 1,396 and $ 1,237, respectively.

The Company did not pay or accrue any amounts for such royalties during the years ended December 31, 2017, 2016 and 2015.

2.
Research and development projects undertaken by the Company were partially financed by the Binational Industrial Research and Development Foundation ("BIRD Foundation"). The Company is committed to pay royalties to the BIRD Foundation at a rate of 5% of sales proceeds generating from projects for which the BIRD Foundation provided funding up to 150% of the sum financed by the BIRD Foundation.

The obligation to pay these royalties is contingent on actual sales of the products and in the absence of such sales, no payment is required.

As of December 31, 2017 and 2016, the Company had a contingent liability to pay royalties in the amount of approximately $ 202 and $ 202, respectively.

The Company did not pay or accrue any amounts for such royalties during the years ended December 31, 2017, 2016 and 2015.

e.	Litigation:

In 2003, the Brazilian tax authority filed a claim against the Company's subsidiary in Brazil (an inactive company), for the payment of taxes allegedly due by the subsidiary. Several legal proceedings with respect to this matter were carried out in the Brazilian courts. These proceedings were concluded with a final unfavorable decision against the subsidiary in February and March 2016. As of December 31, 2017, the total amount of this claim, including interest, penalties and legal fees, is approximately $ 10,849, of which approximately $ 1,200 is principal. Based on the Company's external legal counsel's opinion, the Company believes that any foreclosure procedures against the subsidiary cannot be legally redirected to any of the Group's entities and managers. Accordingly, the chances that such redirection will lead to a loss recognition are remote and therefore, the Company did not record any accrual related to this litigation.

In October 2017, the Company was informed that a former subcontractor that was engaged in connection with the project of the Company’s subsidiary in Colombia has initiated an arbitration proceeding against the subsidiary. The amount of the claim is approximately $ 6,900. While the subsidiary has not been served with the complaint, based on the information in the Company’s possession, the Company believes that it  has made adequate accruals relating to this proceeding.

In addition, the Group is in the midst of different stages of audits and disputes with various tax authorities in different parts of the world, specifically in certain jurisdictions in Latin America. Further, the Company is the defendant in various other lawsuits, including employment-related litigation claims and other legal proceedings in the normal course of its business. While the Company intends to defend the aforementioned matters vigorously, it believes that a loss in excess of its accrued liability with respect to these claims is not probable.

f.	Pledges and securities, see Note 11e.

g.	Guarantees:

The Group guarantees its performance to certain customers through bank guarantees, surety bonds from insurance companies and corporate guarantees. Guarantees are often required for the Group's performance during the installation and operational periods. The guarantees typically expire when certain operational milestones are met.

As of December 31, 2017, the aggregate amount of bank guarantees and surety bonds from insurance companies outstanding in order to secure the Group's various obligations was $ 152,422, including an aggregate of $ 145,673 on behalf of its subsidiaries in Peru. The Group has $ 29,438 of restricted cash to secure these guarantees.

In accordance with ASC 460, "Guarantees" ("ASC 460"), as the guarantees above are performance guarantees for the Group's own performance, such guarantees are excluded from the scope of ASC 460. The Group has not recorded any liability for such amounts, since the Group expects that its performance will be acceptable. To date, no guarantees have ever been exercised against the Group.